SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenues from External Customers by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenues	$ 28,340	$ 29,703	$ 8,822
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues	9,427	4,982	5,392
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 18,913	$ 24,721	$ 3,430